Cover	Apr. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2022
Entity File Number	000-52983
Entity Registrant Name	VGTel, Inc.
Entity Central Index Key	0001355451
Entity Tax Identification Number	01-0671426
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	201 East 5th Street
Entity Address, City or Town	Sheridan
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82801
City Area Code	260
Local Phone Number	490-9990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false